SHARE-BASED PAYMENTS, Share incentive plan (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2022 shares	Sep. 30, 2022 $ / shares	Sep. 30, 2022 CNY (¥)	Jan. 31, 2019 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)
Share-Based Compensation Arrangement by Share-Based Payment Award
Term of share award plan				10 years
Number of options, Granted					0	0	0
Share-based compensation expenses					¥ 2,824	$ 387	¥ 9,435	¥ 13,044
Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of ordinary shares reserved				19,684,555
Contractual term				10 years
Annual increase of shares on total number of issued and outstanding shares on the last day of the immediately preceding fiscal year (in percent)				2.00%
Minimum exercises price of shares granted for which modification applied | $ / shares		$ 0.2
Total incremental cost | ¥			¥ 4,022
Incremental cost recognized upon modification | ¥			¥ 1,900
Number of options, Granted	4,868,000
Exercise price of shares as a result of modification | $ / shares		$ 0.2
Employee Stock Option | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting period (in years)	0 years
Employee Stock Option | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting period (in years)	4 years